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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
Address: 17 Heights Road
         Plandome, NY 11030

Form 13F File Number: 28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward M. Giles
Title: Managing Member
Phone: 212-752-5255

Signature, Place, and Date of Signing:


        /s/ Edward M. Giles              New York, NY              10/29/09
---------------------------------   ----------------------   -------------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          44

Form 13F Information Table Value Total:      232280
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

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GME Capital LLC
FORM 13F

30-Sep-09

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
                                                                                                            Voting Authority
                                                                Value   Shares/ Sh/ Put/ Invstmt   Other  -------------------
Name of Issuer                 Title of class      CUSIP      (x$1000) Prn Amt  Prn Call Dscretn Managers   Sole  Shared None
------------------------------ -------------- --------------- -------- -------- --- ---- ------- -------- ------- ------ ----
3D SYSTEMS CORP                COM               88554D205       3359    363960  SH      Defined           363960
ACCELR8 TECHNOLOGY CORP        COM               004304200         76     50900  SH      Defined            50900
ALLERGAN INC                   COM               018490102       7084    124800  SH      Defined           124800
AMERICAN VANGUARD CORP         COM               030371108       2798    336649  SH      Defined           336649
ANADARKO PETROLEUM CORP        COM               032511107       8443    134600  SH      Defined           134600
ANALOG DEVICES INC             COM               032654105        392     14223  SH      Defined            14223
APACHE CORP                    COM               037411105        239      2600  SH      Defined             2600
ARENA RESOURCES INC            COM               040049108       1775     50000  SH      Defined            50000
BHP BILLITON LTD ADR           ADR               088606108       6423     97300  SH      Defined            97300
BOARDWALK PIPELINE PTNRS, LP   UT LTD PTNR       096627104       3445    138800  SH      Defined           138800
BREEZE-EASTERN CORP            COM               106764103        330     50700  SH      Defined            50700
BRIGHAM EXPLORATION CO         COM               109178103         91     10000  SH      Defined            10000
CELGENE CORP                   COM               151020104      45788    819107  SH      Defined           819107
CERNER CORP                    COM               156782104       3987     53300  SH      Defined            53300
CONTINENTAL RESOURCES INC      COM               212015101      11994    306200  SH      Defined           306200
ELAN CORP PLC  ADR             ADR               284131208       6139    863500  SH      Defined           863500
ENERGY FOCUS INC               COM               29268T102        320    310550  SH      Defined           310550
ENERGY TRANSFER PARTNERS LP    UNIT LTD PARTN    29273R109       4851    114000  SH      Defined           114000
EQT CORPORATION                COM               26884L109       5240    123000  SH      Defined           123000
EVERGREEN ENERGY INC           COM               30024B104         58     93400  SH      Defined            93400
GOLDCORP INC                   COM               380956409       7020    173900  SH      Defined           173900
HEALTH GRADES INC              COM               42218Q102       1295    261600  SH      Defined           261600
ISHARES SILVER TRUST           ISHARES           46428Q109        819     50000  SH      Defined            50000
KOPIN CORP.                    COM               500600101         84     17568  SH      Defined            17568
MARKWEST ENERGY PARTNERS LP    UNIT LTD PARTN    570759100       1054     44600  SH      Defined            44600
MEDCO HEALTH SOLUTIONS INC     COM               58405U102       3302     59700  SH      Defined            59700
METABOLIIX INC                 COM               591018809       7824    761120  SH      Defined           761120
NEWMONT MINING CORPORATION     COM               651639106       2749     62450  SH      Defined            62450
PFIZER INC.                    COM               717081103       4717    285000  SH      Defined           285000
POTASH CORP OF SASKATCHEWAN IN COM               73755L107       5258     58200  SH      Defined            58200
POTLATCH CORP                  COM               737630103       2845    100000  SH      Defined           100000
QUIDEL CORP                    COM               74838J101       8316    512400  SH      Defined           512400
SOUTHWESTERN ENERGY CO         COM               845467109      21880    512650  SH      Defined           512650
SPDR GOLD TRUST                GOLD SHS          78463V107      23151    234200  SH      Defined           234200
STERICYCLE, INC.               COM               858912108       7941    163900  SH      Defined           163900
TEVA PHARMACEUTICAL INDS LTD A ADR               881624209        819     16200  SH      Defined            16200
THE MOSAIC CO                  COM               61945A107       2298     47800  SH      Defined            47800
THERMO FISHER SCIENTIFIC INC   COM               883556102       6232    142700  SH      Defined           142700
UNIVERSAL HEALTH RLTY INCOME T SH BEN INT        91359E105       1044     32083  SH      Defined            32083
VERTEX PHARMACEUTICALS INC     COM               92532F100       2077     54800  SH      Defined            54800
WILLBROS GROUP INC             COM               969203108       2999    196900  SH      Defined           196900
ZIX CORPORATION                COM               98974P100       2511   1141197  SH      Defined          1141197
CURRENCYSHARES CANADIAN DOLLAR CDN DLR SHS       23129X105        466      5000  SH      Defined             5000
EASTMAN KODAK                  NOTE              277461BE8       2747   2747000 PRN      Defined          2747000
REPORT SUMMARY                                44 DATA RECORDS  232280             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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